Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 853	$ 806	$ 772	$ 756	$ 766	$ 767	$ 739	$ 824	$ 3,187	$ 3,096	$ 1,910
Interest expense	204	207	203	202	201	215	214	226	816	856	715
Provision for finance receivable losses	229	242	233	243	256	261	218	194	947	929	711
Other revenues	139	149	117	135	138	151	158	307	540	754	275
Total other expenses	382	401	386	400	409	396	416	447	1,569	1,668	955
Income (loss) before income tax expense (benefit)	177	105	67	46	38	46	49	264	395	397	(196)
Income tax expense (benefit)	161	44	20	18	0	16	20	91	243	127	(122)
Net income (loss)	$ 16	$ 61	$ 47	$ 28	38	30	29	173	152	270	(74)
Net income attributable to non-controlling interests					0	0	0	28	0	28	127
Net income (loss) attributable to Springleaf Finance Corporation					$ 38	$ 30	$ 29	$ 145	$ 152	$ 242	$ (201)